Investments - Other investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments
Carrying amount at the beginning of the year	€ 1,202	€ 1,294
Additions and subscriptions	102	68
Change in the fair value with effect to OCI	45	56
Currency translation differences	28	42
Other changes	(65)	(258)
Carrying amount at the end of the year	€ 1,256	€ 1,202